United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7309

(Investment Company Act File Number)

Federated Total Return Government Bond Fund

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/29/2012

Date of Reporting Period: Six months ended 08/31/11

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
August 31, 2011

Share Class	Ticker
IS	FTRGX
SS*	FTGSX

*Effective September 30, 2011, the Fund's Institutional Service Shares will be redesignated as Service Shares.

Federated Total Return Government Bond Fund

Portfolio of Investments Summary Table (unaudited)

At August 31, 2011, the Fund's portfolio composition1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	35.3%
U.S. Treasury Securities	33.3%
U.S. Government Agency Securities	29.4%
FDIC-Guaranteed Debt	1.0%
Repurchase Agreements — Collateral[2]	13.2%
Repurchase Agreements — Cash	6.2%
Other Assets and Liabilities — Net[3]	(18.4)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

August 31, 2011 (unaudited)

Principal Amount			Value
		U.S. Treasury – 33.3%
		U.S. Treasury Bonds – 11.3%
$2,200,000		11.250%, 2/15/2015	3,012,240
5,500,000		7.250%, 5/15/2016 - 8/15/2022	7,444,409
2,050,000		8.750%, 5/15/2017	2,914,542
1,000,000		8.125%, 5/15/2021	1,527,539
4,000,000		7.125%, 2/15/2023	5,866,250
10,500,000		6.250%, 8/15/2023 - 5/15/2030	14,649,997
1,500,000		7.500%, 11/15/2024	2,304,258
7,700,000		7.625%, 2/15/2025	11,974,703
7,750,000		6.875%, 8/15/2025	11,429,433
11,000,000		5.250%, 2/15/2029	14,190,000
12,500,000		5.375%, 2/15/2031	16,460,937
8,000,000		3.500%, 2/15/2039	7,870,000
37,000,000		4.375%, 5/15/2040 - 5/15/2041	42,256,330
13,750,000		3.875%, 8/15/2040	14,412,793
2,000,000		4.750%, 2/15/2041	2,424,531
10,000,000		3.750%, 8/15/2041	10,250,000
		TOTAL	168,987,962
		U.S. Treasury Notes – 22.0%
22,000,000		1.375%, 10/15/2012	22,305,800
35,000,000		0.625%, 12/31/2012 - 4/30/2013	35,226,498
18,250,000		1.750%, 4/15/2013	18,712,727
54,800,000		0.500%, 5/31/2013	55,098,962
39,600,000		4.250%, 8/15/2013 - 8/15/2015	44,149,209
24,000,000	[1]	1.250%, 2/15/2014 - 4/15/2014	24,593,820
15,000,000	[1]	1.000%, 5/15/2014	15,295,533
11,500,000		2.625%, 6/30/2014 - 12/31/2014	12,266,342
10,000,000		2.375%, 8/31/2014	10,605,768
5,000,000		2.500%, 4/30/2015	5,359,961
2,000,000		2.000%, 4/30/2016	2,105,906
18,380,000		5.125%, 5/15/2016	22,005,141
5,000,000		3.625%, 2/15/2021	5,638,838
53,500,000		3.125%, 5/15/2021	57,884,421
		TOTAL	331,248,926
		TOTAL U.S. TREASURY (IDENTIFIED COST $465,679,692)	500,236,888
Semi-Annual Shareholder Report

Principal Amount			Value
		GOVERNMENT AGENCIES – 29.4%
		Federal Farm Credit System – 3.0%
$500,000		5.550%, 7/23/2014	571,261
20,000,000	[1]	1.625%, 11/19/2014	20,629,302
1,000,000		4.300%, 12/15/2014	1,117,021
1,000,000		5.200%, 1/7/2015	1,148,410
8,000,000		3.850%, 2/11/2015	8,843,789
1,000,000		5.570%, 11/23/2016	1,208,543
4,300,000		3.875%, 1/12/2021	4,684,235
249,000		5.800%, 11/10/2021	310,394
5,000,000		5.410%, 4/17/2036	5,980,851
		TOTAL	44,493,806
		Federal Home Loan Bank System – 12.3%
500,000		2.100%, 9/6/2011	500,123
35,000,000		1.875%, 6/20/2012	35,459,172
1,000,000		2.375%, 5/13/2013	1,030,919
30,200,000	[1]	0.500%, 8/28/2013	30,122,178
27,000,000		3.625%, 10/18/2013 - 3/12/2021	28,850,140
10,000,000		1.000%, 3/20/2014	10,002,902
1,000,000		2.750%, 12/12/2014	1,067,544
1,000,000		2.875%, 6/12/2015	1,077,706
16,100,000		4.750%, 9/11/2015 - 12/16/2016	18,550,085
38,000,000		3.125%, 3/11/2016	41,331,981
14,000,000	[1]	5.375%, 5/18/2016	16,718,219
500,000		2.000%, 10/28/2016	501,081
		TOTAL	185,212,050
		Federal Home Loan Mortgage Corporation – 5.1%
12,000,000		4.625%, 10/25/2012	12,591,988
5,000,000		1.000%, 7/30/2014	5,073,570
5,000,000		1.625%, 12/16/2014	5,002,287
18,000,000	[1]	4.750%, 1/19/2016	20,871,886
14,000,000		5.250%, 4/18/2016	16,599,881
7,000,000		2.500%, 5/27/2016	7,423,409
5,000,000	[1]	5.125%, 11/17/2017	5,999,305
70,000		6.750%, 9/15/2029	98,560
3,000,000		5.625%, 11/23/2035	3,349,932
		TOTAL	77,010,818
		Federal National Mortgage Association – 5.8%
1,000,000		5.250%, 8/1/2012	1,044,334
6,000,000	[1]	2.875%, 12/11/2013	6,335,062
Semi-Annual Shareholder Report

Principal Amount			Value
$42,000,000		0.875%, 8/28/2014	42,442,079
12,000,000		3.000%, 9/29/2014	12,022,547
25,000,000		1.250%, 9/28/2016	24,957,697
		TOTAL	86,801,719
		Tennessee Valley Authority Bonds – 3.2%
37,550,000		5.500%, 7/18/2017	45,486,365
2,000,000		5.250%, 9/15/2039	2,353,435
		TOTAL	47,839,800
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $423,768,795)	441,358,193
		Mortgage-Backed Securities – 20.3%
		Federal Home Loan Mortgage Corporation – 12.6%
80,250,000	[2]	3.500%, 9/1/2026 - 10/1/2041	82,426,049
56,250,000	[2]	4.000%, 9/1/2041	58,251,071
46,840,722	[2]	4.500%, 9/1/2040 - 9/1/2041	49,444,096
		TOTAL	190,121,216
		Federal National Mortgage Association – 7.7%
1,565		7.500%, 6/1/2012	1,602
68,743,016	[2]	3.500%, 1/1/2026 - 2/1/2041	71,339,218
30,000,000		4.500%, 1/1/2040 - 5/1/2041	31,737,825
12,000,000	[2]	4.000%, 9/1/2041	12,436,569
		TOTAL	115,515,214
		Government National Mortgage Association – 0.0%
37,154		7.500%, 10/15/2026 - 10/15/2027	42,740
125,672		6.500%, 10/15/2031	142,519
		TOTAL	185,259
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $302,550,048)	305,821,689
		Collateralized Mortgage Obligations – 15.0%
		Federal Home Loan Mortgage Corporation – 10.5%
21,204,770		REMIC K010 A1, 3.320%, 7/25/2020	22,351,053
22,255,393		REMIC K011 A1, 2.917%, 8/25/2020	23,068,476
20,000,000		REMIC K014 A1, 2.724%, 10/25/2020	20,637,036
22,000,000	[3]	REMIC K701 A2, 3.876%, 11/25/2017	23,780,691
20,000,000		REMIC K702 A2, 3.154%, 2/25/2018	20,766,964
20,500,000		REMIC K703 A2, 2.699%, 5/25/2018	20,836,327
15,605,435		REMIC 2601 DA, 4.000%, 4/15/2023	16,459,432
Semi-Annual Shareholder Report

Principal Amount			Value
$9,320,327		REMIC 3322 FB, 0.597%, 5/15/2037	9,260,207
		TOTAL	157,160,186
		Federal National Mortgage Association – 4.5%
12,314		REMIC 1988-16 B, 9.500%, 6/25/2018	14,130
5,612		REMIC 1989-35 G, 9.500%, 7/25/2019	6,622
10,000,000		REMIC 2005-87 PE, 5.000%, 12/25/2033	11,133,082
14,710,241		REMIC 2007-38 FB, 0.588%, 5/25/2037	14,585,343
8,694,721		REMIC 2007-46 FA, 0.588%, 5/25/2037	8,646,341
11,574,680		REMIC 2007-93 FD, 0.768%, 9/25/2037	11,599,181
4,141,579		REMIC 2008-17 PA, 4.500%, 10/25/2037	4,423,642
10,443,110		REMIC 2009-14 PB, 3.500%, 3/25/2024	11,053,129
5,925,222		REMIC 2009-14 PC, 4.000%, 3/25/2024	6,343,161
		TOTAL	67,804,631
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $220,067,602)	224,964,817
		FDIC-Guaranteed DEBT – 1.0%
15,000,000		General Motor Acceptance Corp., 2.200%, 12/19/2012	15,362,794
500,000	[3]	New York Community Bancorp, Inc., 3.000%, 12/16/2011	503,946
		TOTAL FDIC-Guaranteed DEBT (IDENTIFIED COST $15,578,267)	15,866,740
		Repurchase Agreements – 19.4%
24,068,000	[3,4]	Interest in $156,225,000 joint repurchase agreement 0.11%, dated 8/16/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $156,241,230 on 9/19/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/20/2041 and the market value of those underlying securities was $159,904,858.	24,068,000
93,254,000	[3]	Interest in $2,500,000,000 joint repurchase agreement 0.07%, dated 8/31/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,500,004,861 on 9/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2041 and the market value of those underlying securities was $2,550,155,329.	93,254,000
59,687,000	[3,4]	Interest in $2,066,000,000 joint repurchases agreement 0.12%, dated 8/11/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,066,227,260 on 9/13/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/16/2050 and the market value of those underlying securities was $2,123,224,951.	59,687,000
Semi-Annual Shareholder Report

Principal Amount		Value
$115,094,000	Interest in $2,500,000,000 joint repurchase agreement 0.07%, dated 8/31/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,500,004,861 on 9/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2041 and the market value of those underlying securities was $2,550,155,329 (Purchased with proceeds from securities lending collateral).	115,094,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	292,103,000
	TOTAL INVESTMENTS — 118.4% (IDENTIFIED COST $1,719,747,404)[5]	1,780,351,327
	OTHER ASSETS AND LIABILITIES - NET — (18.4)%[6]	(277,018,292)
	TOTAL NET ASSETS — 100%	$1,503,333,035

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
4	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
5	The cost of investments for federal tax purposes amounts to $1,719,529,670.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of August 31, 2011 or represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of August 31, 2011, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

REMIC — Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 8/31/2011	Year Ended February 28 or 29,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.27	$11.32	$11.36	$11.20	$10.67	$10.66
Income From Investment Operations:
Net investment income	0.14	0.30	0.40	0.50	0.53	0.51
Net realized and unrealized gain (loss) on investments and future contracts	0.47	0.05	(0.02)	0.16	0.53	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.61	0.35	0.38	0.66	1.06	0.52
Less Distributions:
Distributions from net investment income	(0.15)	(0.30)	(0.39)	(0.50)	(0.53)	(0.51)
Distributions from net realized gain on investments	(0.01)	(0.10)	(0.03)	—	—	—
TOTAL DISTRIBUTIONS	(0.16)	(0.40)	(0.42)	(0.50)	(0.53)	(0.51)
Net Asset Value, End of Period	$11.72	$11.27	$11.32	$11.36	$11.20	$10.67
Total Return[1]	5.40%	3.11%	3.40%	6.07%	10.28%	5.04%
Ratios to Average Net Assets:
Net expenses	0.28%[2]	0.28%	0.26%	0.26%	0.26%	0.27%
Net investment income	2.40%[2]	2.60%	3.42%	4.43%	4.95%	4.84%
Expense waiver/reimbursement[3]	0.16%[2]	0.17%	0.22%	0.38%	0.39%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$640,896	$672,907	$647,680	$464,550	$458,053	$399,423
Portfolio turnover	77%	68%	75%	47%	77%	100%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	46%	68%	71%	42%	55%	77%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 8/31/2011	Year Ended February 28 or 29,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.27	$11.32	$11.36	$11.20	$10.67	$10.66
Income From Investment Operations:
Net investment income	0.12	0.26	0.36	0.46	0.50	0.47
Net realized and unrealized gain (loss) on investments and futures contracts	0.47	0.06	(0.02)	0.16	0.53	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.59	0.32	0.34	0.62	1.03	0.48
Less Distributions:
Distributions from net investment income	(0.13)	(0.27)	(0.35)	(0.46)	(0.50)	(0.47)
Distributions from net realized gain on investments	(0.01)	(0.10)	(0.03)	—	—	—
TOTAL DISTRIBUTIONS	(0.14)	(0.37)	(0.38)	(0.46)	(0.50)	(0.47)
Net Asset Value, End of Period	$11.72	$11.27	$11.32	$11.36	$11.20	$10.67
Total Return[1]	5.22%	2.76%	3.05%	5.71%	9.92%	4.69%
Ratios to Average Net Assets:
Net expenses	0.62%[2]	0.62%	0.60%	0.60%	0.60%	0.61%
Net investment income	1.87%[2]	2.26%	3.10%	4.06%	4.62%	4.50%
Expense waiver/reimbursement[3]	0.32%[2]	0.32%	0.37%	0.51%	0.51%	0.50%
Supplemental Data:
Net assets, end of period (000 omitted)	$862,437	$158,495	$173,789	$144,068	$112,299	$89,430
Portfolio turnover	77%	68%	75%	47%	77%	100%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	46%	68%	71%	42%	55%	77%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

August 31, 2011 (unaudited)

Assets:
Short-term investments in securities, at value	$292,103,000
Long-term investments in securities, at value	1,488,248,327
Total investments in securities, at value including $112,045,630 of securities loaned (identified cost $1,719,747,404)		$1,780,351,327
Cash		38
Income receivable		7,024,911
Receivable for investments sold		80,713,035
Receivable for shares sold		1,587,561
TOTAL ASSETS		1,869,676,872
Liabilities:
Payable for investments purchased	249,635,614
Payable for shares redeemed	850,893
Payable for collateral due to broker for securities lending	115,094,000
Income distribution payable	433,043
Payable for Directors'/Trustees' fees	116
Payable for distribution services fee (Note 5)	62,946
Payable for shareholder services fee (Note 5)	168,232
Accrued expenses	98,993
TOTAL LIABILITIES		366,343,837
Net assets for 128,306,480 shares outstanding		$1,503,333,035
Net Assets Consist of:
Paid-in capital		$1,433,070,359
Net unrealized appreciation of investments		60,603,923
Accumulated net realized gain on investments and futures contracts		10,569,913
Distributions in excess of net investment income		(911,160)
TOTAL NET ASSETS		$1,503,333,035
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($640,895,916 ÷ 54,699,776 shares outstanding), no par value, unlimited shares authorized		$11.72
Institutional Service Shares:
Net asset value per share ($862,437,119 ÷ 73,606,704 shares outstanding), no par value, unlimited shares authorized		$11.72

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended August 31, 2011 (unaudited)

Investment Income:
Interest (including income on securities loaned of $43,275)			$14,662,618
Expenses:
Investment adviser fee (Note 5)		$1,685,114
Administrative fee (Note 5)		438,691
Custodian fees		19,758
Transfer and dividend disbursing agent fees and expenses		194,788
Directors'/Trustees' fees		8,367
Auditing fees		11,827
Legal fees		3,042
Portfolio accounting fees		81,052
Distribution services fee (Note 5)		577,285
Shareholder services fee (Note 5)		570,777
Share registration costs		39,464
Printing and postage		13,429
Insurance premiums		3,113
Miscellaneous		6,205
TOTAL EXPENSES		3,652,912
Waivers (Note 5):
Waiver of investment adviser fee	$(893,318)
Waiver of administrative fee	(11,234)
Waiver of distribution services fee	(366,255)
TOTAL WAIVERS		(1,270,807)
Net expenses			2,382,105
Net investment income			12,280,513
Realized and Unrealized Gain on Investments:
Net realized gain on investments			10,570,619
Net change in unrealized appreciation of investments			36,769,903
Net realized and unrealized gain on investments			47,340,522
Change in net assets resulting from operations			$59,621,035

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2011	Year Ended 2/28/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,280,513	$22,258,693
Net realized gain on investments	10,570,619	5,980,360
Net change in unrealized appreciation/depreciation of investments	36,769,903	(2,025,700)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	59,621,035	26,213,353
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(8,531,811)	(18,586,303)
Institutional Service Shares	(4,733,379)	(4,217,094)
Distributions from net realized gain on investments
Institutional Shares	(325,854)	(5,896,416)
Institutional Service Shares	(218,010)	(1,536,577)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,809,054)	(30,236,390)
Share Transactions:
Proceeds from sale of shares	819,777,735	192,999,147
Proceeds from shares issued in connection with the tax-free transfer of assets from Trustco Bank Fixed Income Discretionary Common Fund	—	37,425,297
Net asset value of shares issued to shareholders in payment of distributions declared	10,637,931	22,201,831
Cost of shares redeemed	(204,296,250)	(238,670,439)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	626,119,416	13,955,836
Change in net assets	671,931,397	9,932,799
Net Assets:
Beginning of period	831,401,638	821,468,839
End of period (including undistributed (distributions in excess of) net investment income of $(911,160) and $73,517, respectively)	$1,503,333,035	$831,401,638

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

August 31, 2011 (unaudited)

1. ORGANIZATION

Federated Total Return Government Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Trust have equal rights with respect to voting, except on class-specific matters. The investment objective of the Trust is to pursue total return consistent with current income.

On March 19, 2010, the Trust received assets from Trustco Bank Fixed Income Discretionary Common Fund as the result of the tax-free reorganization as follows:

Shares of the Trust Issued	Trustco Bank Fixed Income Discretionary Common Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Trust Immediately Prior to Combination	Net Assets of the Trust Immediately After Combination
3,317,846	$37,425,297	$656,172	$819,056,568	$856,481,865
1	Unrealized Appreciation is included in the Trustco Bank Fixed Income Discretionary Common Fund Net Assets Received amount shown above.

Additional performance information is not included due to the relative size of the transaction.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Trust generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the
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  nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Trust cannot obtain a price or price evaluation from a pricing service for an investment, the Trust may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Trust uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Trust could purchase or sell an investment at the price used to calculate the Trust's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Trust normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Trust normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trust may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Trust will determine the fair value of the investment using another method approved by the Trustees.

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Repurchase Agreements

The Trust may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Trust to require the other party to a repurchase agreement to transfer to the Trust's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Trust holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Trust has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Trust to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Trust in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Trust may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Trust's Adviser and its affiliates. The Trust will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Institutional Service Shares may bear distribution services fees and shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

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Federal Taxes

It is the Trust's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2011, the Trust did not have a liability for any uncertain tax positions. The Trust recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2011, tax years 2008 through 2011 remain subject to examination by the Trust's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Trust may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Trust agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Trust records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Trust.

Dollar-Roll Transactions

The Trust engages in dollar-roll transactions in which the Trust sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Trust treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Securities Lending

The Trust participates in a securities lending program providing for the lending of government securities to qualified brokers. The Trust normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Trust, according to agreed-upon rates.

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As of August 31, 2011, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$112,045,630	$115,094,000

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 8/31/2011		Year Ended 2/28/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,572,498	$63,845,631	11,118,579	$127,287,393
Proceed from shares issued in connection with the tax-free transfer of assets from Trustco Bank Fixed Income Discretionary Common Fund	—	—	3,317,846	37,425,297
Shares issued to shareholders in payment of distributions declared	503,230	5,750,948	1,458,189	16,644,883
Shares redeemed	(11,073,221)	(126,523,243)	(13,393,553)	(152,850,325)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(4,997,493)	$(56,926,664)	2,501,061	$28,507,248
	Six Months Ended 8/31/2011		Year Ended 2/28/2011
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	65,886,802	$755,932,104	5,743,372	$65,711,754
Shares issued to shareholders in payment of distributions declared	424,525	4,886,983	486,811	5,556,948
Shares redeemed	(6,765,434)	(77,773,007)	(7,516,793)	(85,820,114)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	59,545,893	$683,046,080	(1,286,610)	$(14,551,412)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	54,548,400	$626,119,416	1,214,451	$13,955,836
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4. FEDERAL TAX INFORMATION

At August 31, 2011, the cost of investments for federal tax purposes was $1,719,529,670. The net unrealized appreciation of investments for federal tax purposes was $60,821,657. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $62,030,976 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,209,319.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Trust's investment adviser (the “Adviser”). The advisory agreement between the Trust and the Adviser provides for an annual fee equal to 0.30% of the Trust's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2011, the Adviser voluntarily waived $893,318 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Trust. FAS waived $11,234 of its fee.

Distribution Services Fee

The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Trust's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Trust may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2011, distribution services fees for the Trust were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Institutional Service Shares	$577,285	$(366,255)
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended August 31, 2011, FSC retained $211,030 of fees paid by the Trust.

Shareholder Services Fee

The Trust may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Trust's Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Trust for Service Fees. For the six months ended August 31, 2011, Service Fees for the Trust were as follows:

Service Fees Incurred
Institutional Service Shares	$570,777

For the six months ended August 31, 2011, FSSC received $353 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FAS, FSC and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Trust's Institutional Shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.28% and 0.62% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2012; or (b) the date of the Trust's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended August 31, 2011, were as follows:

Purchases	$106,309,814
Sales	$2,071,667

7. LINE OF CREDIT

The Trust participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Trust by PNC Bank at the time of the borrowing. As of August 31, 2011, there were no outstanding loans. During the six months ended August 31, 2011, the Trust did not utilize the LOC.

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8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Trust to borrow from other participating affiliated funds. As of August 31, 2011, there were no outstanding loans. During the six months ended August 31, 2011, the program was not utilized.

9. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes, net assets and results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

10. Subsequent events

On May 31, 2011, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate that the word “Institutional” will be removed from the Fund's Institutional Service Shares effective September 30, 2011.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2011 to August 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 3/1/2011	Ending Account Value 8/31/2011	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,054.00	$1.45
Institutional Service Shares	$1,000	$1,052.20	$3.20
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.73	$1.42
Institutional Service Shares	$1,000	$1,022.02	$3.15
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.28%
Institutional Service Shares	0.62%

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Evaluation and Approval of Advisory Contract – May 2011

federated total return government bond fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or Semi-Annual Shareholder Report indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers. In this regard, it was noted that in November 2008, the Fund's contractual advisory fee was reduced by 20 basis points.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are Semi-Annual Shareholder Report reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Total Return Government Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31429A105
Cusip 31429A204

G01393-01 (10/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Government Bond Fund

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date October 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 21, 2011

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date October 21, 2011